SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning	$ 1,583,260
Intangible assets acquired			2,991,047
Amortization of intangible assets	(81,893)	0	(86,449)	$ 0
Impairment loss			(1,321,338)
Balance at end	1,501,367		1,583,260
Patents and other technologies
Balance at beginning	1,583,260
Intangible assets acquired			2,593,478
Amortization of intangible assets			(86,449)
Impairment loss			(923,769)
Balance at end			1,583,260
Goodwill [Member]
Balance at beginning
Intangible assets acquired			397,569
Amortization of intangible assets			0
Impairment loss			(397,569)
Balance at end